Sales and other operating revenues	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Sales and other operating revenues	Sales and other operating revenues

			$ million
	2024	2023	2022
Crude oil	2,219	2,413	6,309
Oil products	121,019	128,969	149,854
Natural gas, LNG and NGLs	24,464	29,541	41,770
Non-oil products and other revenues from contracts with customers	13,362	10,298	7,896
Revenue from contracts with customers	161,064	171,221	205,829
Other operating revenues[a]	28,121	38,909	35,563
Total sales and other operating revenues	189,185	210,130	241,392
aPrincipally relates to commodity derivative transactions including sales of bp own production in trading books.
An analysis of third-party sales and other operating revenues by segment and region is provided in Note 5.
The group’s sales to customers of crude oil and oil products were substantially all made by the customers & products segment. The group’s sales to customers of natural gas, LNG and NGLs were made by the gas & low carbon energy segment. A significant majority of the group’s sales of non-oil products and other revenues from contracts with customers were made by the customers & products segment.